Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson High-Yield Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class T Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	0.29%	[1]	5.92%	[1]	5.25%	[1]	6.95%	[1]	Dec. 29, 1995	[1]	7.11%	8.59%	6.80%	7.11%	3.59%	[2]	6.27%	[2]	5.03%	[2]	6.41%	[2]	Dec. 29, 1995	[2]	7.11%	8.59%	6.80%	7.11%	5.16%	6.82%	5.60%	6.96%	Dec. 29, 1995	7.11%	8.59%	6.80%	7.11%	5.64%	7.31%	6.06%	7.32%	Dec. 29, 1995	7.11%	8.59%	6.80%	7.11%	5.62%	7.37%	6.11%	7.33%	Dec. 29, 1995	7.11%	8.59%	6.80%	7.11%	4.89%	6.55%	5.34%	6.69%	Dec. 29, 1995	7.11%	8.59%	6.80%	7.11%	5.49%	7.14%	5.90%	7.24%	Dec. 29, 1995	3.23%	4.69%	3.25%	4.19%	Dec. 29, 1995	3.15%	[3]	4.38%	[3]	3.38%	[3]	4.28%	[3]	Dec. 29, 1995	[3]	7.11%	8.59%	6.80%	7.11%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.